N-2 - USD ($)						3 Months Ended																6 Months Ended
		Sep. 23, 2026	Sep. 22, 2026		Jun. 30, 2026	Sep. 22, 2026		Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key		0001509470
Amendment Flag		true
Amendment Description		Amendment No. 1
Entity Inv Company Type		N-2
Securities Act File Number		333-297852
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Entity Registrant Name		NEOSTELLAR CAPITAL CORP.
Entity Address, Address Line One		640 Fifth Avenue
Entity Address, Address Line Two		12th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		(212)
Local Phone Number		931-6331
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	%(1)
Offering expenses (as a percentage of offering price)	—	%(2)
Dividend reinvestment plan expenses	—	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	—	%(4)

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock):(9)
Base management fee	2.07	%(5)
Incentive fees	0.00	%(6)
Interest payments on borrowed funds	1.56	%(7)
Other expenses	2.68	%(8)
Acquired fund fees and expenses	0.06	%(10)
Total annual expenses	6.37%

Management Fees [Percent]	[4],[5]	2.07%
Interest Expenses on Borrowings [Percent]	[4],[6]	1.56%
Incentive Fees [Percent]	[4],[7]	0.00%
Acquired Fund Fees and Expenses [Percent]	[4],[8]	0.06%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[9]	2.68%
Total Annual Expenses [Percent]		6.37%
Expense Example [Table Text Block]

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above, except that, unlike the interest payments on borrowed funds figure shown in the table (see footnote 7 above), the interest component in this example has been adjusted to reflect the scheduled maturities of the 6.00% Notes due 2026 on December 30, 2026, the 6.50% Convertible Notes due 2029 on August 14, 2029 and the 6.50% redeemable promissory note issued in connection with the Magnetar Investment on July 16, 2029. For purposes of this example, the applicable periods are assumed to begin on July 1, 2026.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$60	$173	$275	$528

The example and the expenses in the tables above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. In addition, while the example assumes reinvestment of all dividends at net asset value, participants in our DRIP will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the market price per share of our common stock at the close of trading on the dividend payment date, which may be at, above or below net asset value. See “Dividend Reinvestment Plan” in this prospectus for additional information regarding our DRIP.

Expense Example, Year 01		$ 60
Expense Example, Years 1 to 3		173
Expense Example, Years 1 to 5		275
Expense Example, Years 1 to 10		$ 528
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in an offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “Neostellar Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Neostellar Capital Corp., however, your responsibility for such fees or expenses is limited to your investment in Neostellar Capital Corp. The fee table and example below include all fees and expenses of our consolidated subsidiaries.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees Basis, Maximum		$ 15
Other Expenses, Note [Text Block]		“Other expenses” are based upon estimated amounts for the current fiscal year, including expenses payable under the Administration Agreement.
Acquired Fund Fees and Expenses, Note [Text Block]		Acquired fund fees and expenses” represent the estimated indirect fees and expenses attributable to our investments in other investment companies and private funds (including special purpose vehicles), presented in accordance with Item 3 of Form N-2. The amount shown is based on the total annual operating expenses of such investment companies, private funds and special purpose vehicles, consisting principally of the management fees charged by such vehicles at their stated annual rates, applied to our investments in such vehicles, based on historical amounts for the most recently completed fiscal periods of such vehicles or, where historical information was not available, on estimated amounts for the current fiscal year. No performance-based fees or incentive fees are included in the amount shown, because no recurring annual amount in respect of such fees was determinable as of June 30, 2026. The investment companies, private funds and special purpose vehicles in which we invest currently charge management fees of 1.0% to 1.8% per annum, where applicable, and performance-based fees of 10.0% to 22.5% of net profits or capital appreciation. Actual acquired fund fees and expenses may be substantially higher or lower than the amount shown, including because performance-based fees and incentive allocations, which are not included in the amount shown, are based on the performance of the applicable vehicle, which may fluctuate over time.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

The following is a summary of our senior securities as of June 30, 2026 (unaudited):

Class and Year/Period	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
June 30, 2026 (unaudited)
6.50% Convertible Notes due 2029(5)	$27,000,000	$6,664	—	N/A
6.00% Notes due 2026(6)	$35,829,825	$6,664	—	$25.07
4.75% Convertible Senior Notes due 2023(7)	$—	$—	—	N/A
5.25% Convertible Senior Notes due 2018(8)	$—	$—	—	N/A
Credit Facility	$—	$—	—	N/A

(1)	Total gross amount of each class of senior securities outstanding at the end of the period presented, before deduction of discount and debt issuance costs.
(2)	Asset coverage per unit for a class of senior securities is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
(3)	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for the types of senior securities representing indebtedness issued by the Company as of the stated time periods.
(4)	Average market value per unit for the 6.00% Notes due 2026 is based on the average of the daily closing prices of the 6.00% Notes due 2026 on the Nasdaq Global Select Market during the six months ended June 30, 2026, and is expressed per $25 principal amount unit. “N/A” indicates that the applicable class of senior securities was not listed on a national securities exchange during the period presented.
(5)	The 6.50% Convertible Notes due 2029 were issued on August 14, 2024 in the amount of $25.0 million, on October 9, 2024 in the amount of $5.0 million, and on January 16, 2025 in the amount of an additional $5.0 million. During the three months ended June 30, 2026, the Company issued 1,092,504 shares of its common stock and paid cash in lieu of fractional shares upon the conversion of $8,000,000 in aggregate principal amount of the 6.50% Convertible Notes due 2029.
(6)	The 6.00% Notes due 2026 were issued on December 17, 2021. During the year ended December 31, 2024, 1,213,304 units of the 6.00% Notes due 2026 representing $30,332,600 in principal were repurchased. During the year ended December 31, 2025, 353,503 units of the 6.00% Notes due 2026 representing $8,837,575 in principal were repurchased.
(7)	For the year ended December 31, 2020, we issued 174,888 shares of our common stock and cash for fractional shares upon the conversion of $1,785,000 in aggregate principal amount of the 4.75% Convertible Senior Notes due 2023. The 4.75% Convertible Senior Notes due 2023 were repaid in full with interest on March 29, 2021.
(8)	The 5.25% Convertible Senior Notes due 2018 were repaid in full with interest on September 15, 2018.

Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of the end of the last ten fiscal years is presented in Part II, Item 5 in our most recent Annual Report on Form 10-K and is incorporated by reference into the registration statement of which this prospectus is a part. The report of CBIZ CPAs P.C., our independent registered public accounting firm, on the senior securities table as of December 31, 2025, and the report of Marcum LLP, our former independent registered public accounting firm, on the senior securities table as of December 31, 2024, 2023, 2022 and 2021, are attached as exhibits to our most recent Annual Report on Form 10-K and are incorporated by reference into the registration statement of which this prospectus is a part. CBIZ CPAs P.C. acquired the attest business of Marcum LLP effective November 1, 2024.

The following is a summary of our senior securities as of June 30, 2026 (unaudited):

Class and Year/Period	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
June 30, 2026 (unaudited)
6.50% Convertible Notes due 2029(5)	$27,000,000	$6,664	—	N/A
6.00% Notes due 2026(6)	$35,829,825	$6,664	—	$25.07
4.75% Convertible Senior Notes due 2023(7)	$—	$—	—	N/A
5.25% Convertible Senior Notes due 2018(8)	$—	$—	—	N/A
Credit Facility	$—	$—	—	N/A

(1)	Total gross amount of each class of senior securities outstanding at the end of the period presented, before deduction of discount and debt issuance costs.
(2)	Asset coverage per unit for a class of senior securities is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
(3)	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for the types of senior securities representing indebtedness issued by the Company as of the stated time periods.
(4)	Average market value per unit for the 6.00% Notes due 2026 is based on the average of the daily closing prices of the 6.00% Notes due 2026 on the Nasdaq Global Select Market during the six months ended June 30, 2026, and is expressed per $25 principal amount unit. “N/A” indicates that the applicable class of senior securities was not listed on a national securities exchange during the period presented.
(5)	The 6.50% Convertible Notes due 2029 were issued on August 14, 2024 in the amount of $25.0 million, on October 9, 2024 in the amount of $5.0 million, and on January 16, 2025 in the amount of an additional $5.0 million. During the three months ended June 30, 2026, the Company issued 1,092,504 shares of its common stock and paid cash in lieu of fractional shares upon the conversion of $8,000,000 in aggregate principal amount of the 6.50% Convertible Notes due 2029.
(6)	The 6.00% Notes due 2026 were issued on December 17, 2021. During the year ended December 31, 2024, 1,213,304 units of the 6.00% Notes due 2026 representing $30,332,600 in principal were repurchased. During the year ended December 31, 2025, 353,503 units of the 6.00% Notes due 2026 representing $8,837,575 in principal were repurchased.
(7)	For the year ended December 31, 2020, we issued 174,888 shares of our common stock and cash for fractional shares upon the conversion of $1,785,000 in aggregate principal amount of the 4.75% Convertible Senior Notes due 2023. The 4.75% Convertible Senior Notes due 2023 were repaid in full with interest on March 29, 2021.
(8)	The 5.25% Convertible Senior Notes due 2018 were repaid in full with interest on September 15, 2018.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in Part I, Item 1A of our most recent Annual Report on Form 10-K, the section titled “Risk Factors” in Part II, Item 1A of our most recent Quarterly Report on Form 10-Q, and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The externalization-related risk factors in this prospectus update and, to the extent inconsistent with the risk factors incorporated by reference from our Annual Report on Form 10-K and Quarterly Report on Form 10-Q, supersede those incorporated risk factors, which were prepared while the Company was internally managed. The risk factors set forth below under “— Risks Relating to Our Investments” supplement the risk factors incorporated by reference into this prospectus. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements” in this prospectus.

Risks Relating to the Externalization and Our Externally Managed Structure

The following risk factors supplement, update and, to the extent inconsistent, supersede the risk factors incorporated by reference into this prospectus and relate to the Externalization and our operation as an externally managed BDC. You should carefully consider these risks, together with the other information in this prospectus and the documents incorporated by reference herein, before investing in our securities.

We depend upon the Adviser and its key personnel, and we have no employees. Following the Externalization, we have no employees and depend on the Adviser to manage our investment activities and the Administrator to provide administrative services. We depend on the diligence, skill and network of business contacts of the investment professionals of the Adviser and its affiliates, including Magnetar. The investment professionals who manage our portfolio are employees of the Adviser and are not obligated to dedicate any specific portion of their time to managing our business, and the departure of any of these key personnel could have a material adverse effect on our ability to achieve our investment objective.

The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm’s-length basis. The Investment Advisory Agreement and the Administration Agreement were negotiated between related parties, and certain of the Adviser’s investment professionals who negotiated these agreements on our behalf have economic interests in the Adviser. As a result, their terms, including the fees payable to the Adviser, may be less favorable to us than they would have been had they been negotiated with an unaffiliated third party.

We pay the Adviser a Base Management Fee based on our gross assets, which may create an incentive to incur leverage. Because the Base Management Fee is calculated as a percentage of our gross assets, including assets acquired with borrowed funds, the Adviser may have an incentive to increase our leverage in order to increase the Base Management Fee. The use of leverage increases the risk of investing in our securities.

The Incentive Fee may create incentives for the Adviser to make speculative investments or to use leverage. The Income-Based Fee is computed and paid on income that may include interest that is accrued but not yet received in cash, and the structure of the Incentive Fee may create an incentive for the Adviser to make investments that are riskier or more speculative than would otherwise be the case, or to use leverage to increase the return on our investments. In addition, because the Capital Gains Fee is based on realized capital gains on Eligible Investments, the Adviser may have an incentive to dispose of Pre-Existing Investments and redeploy the proceeds into Eligible Investments, which would increase the Incentive Fee payable to the Adviser.

We may pay the Income-Based Fee even if we incur a net loss. We may be required to pay the Income-Based Fee in a quarter in which we incur a net loss, because the Income-Based Fee is calculated on our Pre-Incentive Fee Net Investment Income and does not take into account realized or unrealized capital losses. As a result, the Income-Based Fee may be payable to the Adviser even if our net asset value decreases in a given period.

The Adviser and Magnetar may face conflicts of interest in allocating investment opportunities. The Adviser, Magnetar and their affiliates manage, and in the future may manage, other funds and accounts, including funds and accounts that have investment objectives or strategies that overlap with ours. As a result, the Adviser and its affiliates may face conflicts of interest in allocating investment opportunities among us and such other funds and accounts. Although the Adviser and Magnetar intend to adopt allocation policies designed to allocate opportunities on a fair and equitable basis, there can be no assurance that a particular opportunity that is suitable for us will be allocated to us.

Our ability to co-invest with affiliates is subject to exemptive relief that we have not yet obtained. We have applied for co-investment exemptive relief under the 1940 Act and, if the relief is obtained, intend to rely on it to co-invest alongside the Adviser, Magnetar and their affiliates in suitable negotiated investments. Until we obtain the Exemptive Relief, our ability to co-invest alongside the Adviser, Magnetar and their affiliates in privately negotiated transactions will be limited by the 1940 Act and the rules thereunder. There can be no assurance that we will obtain the Exemptive Relief, or that the conditions of any Exemptive Relief we obtain will not limit our ability to participate in attractive investment opportunities.

The Adviser’s services may not be exclusive. The Investment Advisory Agreement does not require the Adviser to provide investment management services to us on an exclusive basis, and the Adviser may in the future sponsor or advise other investment vehicles, including other BDCs, private funds, separately managed accounts and registered investment companies. As a result, the time and resources that the Adviser’s investment professionals devote to us may be diverted, and we may face additional conflicts of interest.

The Magnetar Investment may give rise to conflicts of interest, require cash payments and result in dilution or resales of our Common Stock. In connection with the Externalization, on July 16, 2026, MCP Investing LLC, an affiliate of the Magnetar JV Entity, purchased a $20,000,000 redeemable promissory note from us pursuant to the Securities Purchase Agreement. The note bears interest and, unless redeemed in connection with a Qualified Fundraising or repaid in connection with a change of control, must be repaid in cash at maturity, which could reduce cash available for investments and operations. Upon a Qualified Fundraising, the note will be redeemed and repaid through the issuance of shares of our Common Stock, and the issuance or resale of those shares under the registration rights granted to the Purchaser could be dilutive to existing stockholders or adversely affect the market price of our Common Stock. Upon a change of control, we must repay 105% of the outstanding principal and accrued interest in cash. In addition, Erik Falk, a Partner and Head of Strategy of Magnetar, serves on our Board of Directors as an interested director, which may give rise to additional conflicts of interest in matters relating to Magnetar and the Magnetar Investment.

The Adviser’s investment professionals have interests in the Externalization that may differ from the interests of our stockholders. In connection with the Externalization, certain of the Adviser’s investment professionals own interests in, and are employed by, the Adviser or the Administrator, and certain transaction-related cash bonuses, restricted-share grants, vesting accelerations and lock-up arrangements were tied to the consummation of the Externalization. These arrangements may create conflicts between their personal economic interests and the interests of our stockholders, including in connection with the negotiation and implementation of the Investment Advisory Agreement, the Administration Agreement and related transactions.

We may fail to realize the anticipated benefits of the Externalization. The Externalization may not produce the benefits that we anticipate, and the aggregate fees payable to the Adviser under the Investment Advisory Agreement could, in periods of declining asset values or poor investment performance, exceed the compensation we would have paid to our investment personnel under our former internally managed structure. In addition, following the Externalization, we directly bear investment advisory fees, expenses payable under the Administration Agreement, our allocable portion of overhead, and other operating, administration and transaction expenses, which could be higher than the costs we incurred under our former internally managed structure and reduce net investment income available for distributions.

Sales or restructurings of Pre-Existing Investments could change our fee profile and portfolio composition. Because the Incentive Fee applies only to Eligible Investments and not to Pre-Existing Investments, decisions by the Adviser to dispose of Pre-Existing Investments and redeploy proceeds into Eligible Investments could, over time, increase the Incentive Fee payable to the Adviser and alter the composition and risk profile of our portfolio. We cannot predict the timing or extent of any such dispositions or redeployments, which will depend on market conditions, portfolio company developments and the Adviser’s judgment.

Risks Relating to Our Investments

The following risk factors relate to our investments and supplement the risk factors incorporated by reference into this prospectus from our most recent Annual Report on Form 10-K and our most recent Quarterly Report on Form 10-Q.

We may invest in private equity funds and through special purpose vehicles, joint ventures or similar private funds, and our investments through these vehicles may entail greater risks, or risks that we otherwise would not incur, than if we made such investments directly.

We may invest in private equity funds in the future on an opportunistic basis, and we hold, and may acquire, interests in special purpose vehicles and similar private funds formed principally to invest in a single portfolio company. In general, the risks associated with indirect investments in portfolio companies through a private fund, joint venture or special purpose vehicle are similar to those associated with a direct investment in a portfolio company, but also include some additional risks. While the Adviser expects to analyze the business of the underlying portfolio companies, and to conduct due diligence on the fund or vehicle and its manager, including investment, operational, legal and, as applicable, tax considerations, before making such an investment, we will nonetheless be exposed to the costs, strategies and risks of the fund or vehicle itself, over which neither we nor the Adviser has control, and we may be required to rely on the manager of, or our partners in, the fund or vehicle when decisions are made regarding its investments. In addition, investments through private funds and special purpose vehicles can have a different risk profile than direct investments made by us due to the fact that we may have less information available to us and fewer rights compared to companies in which we invest directly. For example, there may be less information available to us and our stockholders about the underlying investments held by such funds and vehicles, including with respect to their holdings, liquidity and valuation, and we will typically have fewer rights relating to the oversight of the underlying portfolio companies. Our stockholders indirectly bear the expenses of the private funds and special purpose vehicles in which we invest. As an investor in a private equity fund, we would bear our ratable share of the fund’s fees and expenses, including management fees and performance-based compensation or carried interest payable to the fund’s manager, which are separate from and in addition to the Base Management Fee, the Incentive Fee and the other expenses that we bear directly, and these multiple layers of fees could reduce the returns on any such investment below those we would achieve investing directly. Performance-based compensation payable to the manager of an underlying private equity fund is generally calculated separately for each fund, without netting across funds, so we could bear performance-based compensation with respect to an underlying private equity fund that has appreciated even if other underlying private equity funds in which we invest, or our portfolio as a whole, decline in value (commonly referred to as “netting risk”). Future fees and expenses of such funds and vehicles may be substantially higher or lower because certain fees are based on performance, which may fluctuate over time. The types of underlying private equity funds in which we may invest are not limited and could include, among others, buyout, growth equity, venture capital, credit and secondary funds, each of which presents its own strategies, risks and considerations, including investments that may be more volatile or speculative than our direct investments, conflicts of interest and limited liquidity of the fund’s underlying investments. Interests in private equity funds and special purpose vehicles are generally illiquid, are typically subject to restrictions on transfer and, where applicable, withdrawal, and are difficult to value, and the accounting and tax implications of such investments can be complicated. In addition, interests in private equity funds and other private funds generally are not “qualifying assets” for purposes of the 70% test applicable to BDCs under the 1940 Act, and we may be precluded from making investments in private funds that we believe are attractive if such investments would cause us to fail to satisfy that test. Such investments may also present tax considerations for us, including with respect to the source-of-income and asset diversification requirements applicable to RICs.

A number of our portfolio companies are, or may be, in the Financial Technology & Services industry and such companies are subject to additional risks that are unique to that industry, and the financial results of our portfolio companies in the Financial Technology & Services industry could materially adversely affect our financial results.

Financial Technology & Services is one of our key investment themes, and we may in the future invest, and have previously invested, in portfolio companies that provide technology-enabled financial products and services, including payments, lending, digital banking, brokerage and investing. Our portfolio companies in the financial technology sector are subject to many risks, including the negative impact of regulation, changing technology, a competitive marketplace and difficulty in obtaining financing. The laws and rules governing the business of financial technology companies, including those relating to money transmission, lending, securities, consumer protection, anti-money laundering and data privacy, and interpretations of those laws and rules, are subject to frequent change, and broad latitude is given to the agencies administering those regulations. Existing or future laws and rules could force our portfolio companies engaged in financial technology to change how they do business, restrict revenue, increase costs and change business practices, and if any of these portfolio companies fail to comply with applicable regulations or to obtain or maintain required licenses, they could lose licenses that they then hold for the conduct of business and could be subject to significant penalties and claims that could materially and adversely affect their operations. Many financial technology companies also rely on relationships with banks, payment networks or other regulated financial institutions, and the loss of those relationships could disrupt their operations. The business of our portfolio companies in this sector relies upon secure information technology systems for data processing, storage and reporting, and cyber-attacks, fraud and data breaches could result in disrupted operations, liability for stolen information, misappropriation of assets, regulatory fines or penalties and damage to their business relationships. Financial technology companies may also bear credit, liquidity and interest rate risks associated with the financial products and services they offer, and certain of our portfolio companies may have direct or indirect exposure to cryptocurrencies and other digital assets, which have experienced extreme price volatility and remain subject to evolving regulatory treatment. Adverse economic, business or regulatory developments affecting the financial technology sector could have a negative impact on the value of our investments in portfolio companies operating in this industry, and therefore could negatively impact our business and results of operations.

Share Price [Table Text Block]
			Price Range		High Close Price as a Premium/(Discount)	Low Close Price as a Premium/(Discount)
	NAV(1)		High	Low	to NAV(2)	to NAV(2)
Fiscal 2026
Third Quarter (through September 22, 2026)	$	*	$12.16	$7.86	* %	* %
Second Quarter		13.44	14.91	10.79	10.9	(19.7)
First Quarter		14.24	10.71	8.70	(24.8)	(38.9)
Fiscal 2025
Fourth Quarter		$8.09	$10.22	$8.83	26.3%	9.1%
Third Quarter		9.23	9.32	8.05	1.0	(12.8)
Second Quarter		9.18	8.27	4.46	(9.9)	(51.4)
First Quarter		6.66	6.66	4.97	—	(25.4)
Fiscal 2024
Fourth Quarter		$6.68	$6.38	$4.62	(4.5)%	(30.8)%
Third Quarter		6.73	4.93	3.63	(26.7)	(46.1)
Second Quarter		6.94	4.46	3.76	(35.7)	(45.8)
First Quarter		7.17	4.72	3.39	(34.2)	(52.7)
Fiscal 2023
Fourth Quarter		$7.99	$4.32	$3.51	(45.9)%	(56.1)%
Third Quarter		8.41	4.31	3.19	(48.8)	(62.1)
Second Quarter		7.35	3.93	3.20	(46.5)	(56.5)
First Quarter		7.59	4.64	2.93	(38.9)	(61.4)

Lowest Price or Bid						$ 7.86		$ 10.79	$ 8.70	$ 8.83	$ 8.05	$ 4.46	$ 4.97	$ 4.62	$ 3.63	$ 3.76	$ 3.39	$ 3.51	$ 3.19	$ 3.20	$ 2.93
Highest Price or Bid						$ 12.16		$ 14.91	$ 10.71	$ 10.22	$ 9.32	$ 8.27	$ 6.66	$ 6.38	$ 4.93	$ 4.46	$ 4.72	$ 4.32	$ 4.31	$ 3.93	$ 4.64
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]					(0.00%)	[11]	10.90%	(24.80%)	26.30%	1.00%	(9.90%)		(4.50%)	(26.70%)	(35.70%)	(34.20%)	(45.90%)	(48.80%)	(46.50%)	(38.90%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]					(0.00%)	[11]	(19.70%)	(38.90%)	9.10%	(12.80%)	(51.40%)	(25.40%)	(30.80%)	(46.10%)	(45.80%)	(52.70%)	(56.10%)	(62.10%)	(56.50%)	(61.40%)
NAV Per Share	[12]		$ (0)	[11]	$ 13.44	$ (0)	[11]	$ 13.44	$ 14.24	$ 8.09	$ 9.23	$ 9.18	$ 6.66	$ 6.68	$ 6.73	$ 6.94	$ 7.17	$ 7.99	$ 8.41	$ 7.35	$ 7.59	$ 13.44
Latest Premium (Discount) to NAV [Percent]			38.20%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

This prospectus contains a summary of our capital stock and is not meant to be a complete description. However, this prospectus and any accompanying prospectus supplement will contain the material terms and conditions for each security sold thereunder. The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our charter and bylaws.

Stock

The authorized stock of Neostellar Capital as of September 22, 2026 consists of 100,000,000 shares of stock, par value $0.01 per share, all of which are initially designated as common stock. Our common stock is listed on the Nasdaq Global Select Market under the ticker symbol “NSLR.” As of September 22, 2026, there are no outstanding options or warrants to purchase our stock. As an externally managed BDC, we are subject to limitations under the 1940 Act, including Section 61 thereof, on the issuance of options, warrants and rights to our directors, officers and employees and on the use of equity-based compensation. In connection with the Externalization, on June 15, 2026 our Board of Directors approved the acceleration in full of the vesting of all restricted shares then outstanding and unvested under the Company’s Amended and Restated 2019 Equity Incentive Plan and Second Amended and Restated 2019 Equity Incentive Plan, effective as of June 15, 2026, and those shares vested on that date, subject to each holder’s entry into a lock-up agreement with the Company that replicates the holding periods of the vesting schedules that otherwise would have applied to such shares. No restricted shares remained outstanding under either plan as of June 30, 2026, and we will not grant equity-based awards following the Externalization.

Under the MGCL, our stockholders generally are not personally liable for our debts or obligations.

The following are our outstanding classes of equity securities as of June 30, 2026:

Rights Limited by Other Securities [Text Block]		any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Long Term Debt [Table Text Block]

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “— Events of Default — Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to our debt securities.

This section includes a description of the material provisions of the indenture. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. A copy of the form of indenture is attached as an exhibit to the registration statement of which this prospectus is a part. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” in this prospectus for information on how to obtain a copy of the indenture.

The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered by including:

●	the designation or title of the series of debt securities;

●	the total principal amount of the series of debt securities;

●	the percentage of the principal amount at which the series of debt securities will be offered;

●	the date or dates on which principal will be payable;

●	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

●	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

●	whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);

●	the terms for redemption, extension or early repayment, if any;

●	the currencies in which the series of debt securities are issued and payable;

●	whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

●	the place or places, if any, other than or in addition to the Borough of Manhattan in the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;

●	the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);

●	the provision for any sinking fund;

●	any restrictive covenants;

●	any Events of Default (as defined in “Events of Default” below);

●	whether the series of debt securities are issuable in certificated form;

●	any provisions for defeasance or covenant defeasance;

●	any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;

●	whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

●	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

●	whether the debt securities are subject to subordination and the terms of such subordination;

●	whether the debt securities are secured and the terms of any security interest;

●	the listing, if any, on a securities exchange; and

●	any other terms.

The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

We are permitted, under specified conditions, to issue multiple classes of indebtedness if our asset coverage, as defined in the 1940 Act, is at least equal to 200% (or 150% if certain requirements are met) immediately after each such issuance after giving effect to any exemptive relief granted to us by the SEC. In addition, while any indebtedness and senior securities remain outstanding, we must make provisions to prohibit the distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. For a discussion of the risks associated with leverage, see “Risk Factors — Risks Related to Our Business and Structure — Regulations governing our operation as a business development company affect our ability to, and the way in which we, raise additional capital, which may expose us to risks, including the typical risks associated with leverage” in our most recent Annual Report on Form 10-K.

General

The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”) may be issued under the indenture in one or more series.

For purposes of this prospectus, any reference to the payment of principal of, or premium or interest, if any, on, debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “— Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

The indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk protection or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

Conversion and Exchange

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.

Issuance of Securities in Registered Form

We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.

Book-Entry Holders

We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.

Under the indenture, only the person in whose name a debt security is registered is recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.

As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.

Street Name Holders

In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.

For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities, and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.

Legal Holders

Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.

For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.

When we refer to you in this Description of Debt Securities, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.

Special Considerations for Indirect Holders

If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:

●	how it handles securities payments and notices;

●	whether it imposes fees or charges;

●	how it would handle a request for the holders’ consent, if ever required;

●	whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities;

●	how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests; and

●	if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.

Global Securities

As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.

Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.

A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “— Termination of a Global Security.” As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.

Special Considerations for Global Securities

As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.

If debt securities are issued only in the form of a global security, an investor should be aware of the following:

●	an investor cannot cause the debt securities to be registered in his or her name and cannot obtain certificates for his or her interest in the debt securities, except in the special situations we describe below;

●	an investor will be an indirect holder and must look to his or her own bank or broker for payments on the debt securities and protection of his or her legal rights relating to the debt securities, as we describe under “— Issuance of Securities in Registered Form” above;

●	an investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form;

●	an investor may not be able to pledge his or her interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective;

●	the depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way;

●	if we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series;

●	an investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee;

●	DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds; your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security; and

●	financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities; there may be more than one financial intermediary in the chain of ownership for an investor, we do not monitor and are not responsible for the actions of any of those intermediaries.

Termination of a Global Security

If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “— Issuance of Securities in Registered Form” above.

The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not we or the applicable trustee, is responsible for deciding the investors in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.

Payment and Paying Agents

We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “— Special Considerations for Global Securities.”

Payments on Certificated Securities

We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date at our office and/or at other offices that may be specified in the prospectus supplement. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.

Alternatively, at our option, we may pay any cash interest that becomes due on the debt security by mailing a check to the holder at his, her or its address shown on the trustee’s records as of the close of business on the regular record date or by transfer to an account at a bank in the United States, in either case, on the due date.

Payment When Offices Are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following:

●	we do not pay the principal of, or any premium on, a debt security of the series within five days of its due date;

●	we do not pay interest on a debt security of the series within 30 days of its due date;

●	we do not deposit any sinking fund payment in respect of debt securities of the series within five days of its due date;

●	we remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25% of the principal amount of the outstanding debt securities of the series);

●	we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 90 days;

●	the series of debt securities has an asset coverage, as such term is defined in the 1940 Act, of less than 100 per centum on the last business day of each of twenty-four consecutive calendar months, giving effect to any exemptive relief granted to the Company by the SEC; or

●	any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest, or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.

Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	you must give the trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;

●	the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer reasonable indemnity, security or both to the trustee against the costs, expenses and other liabilities of taking that action;

●	the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and

●	the holders of a majority in principal amount of the outstanding debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Waiver of Default

Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or

●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:

●	where we merge out of existence or sell substantially all our assets, the resulting entity or transferee must agree to be legally responsible for our obligations under the debt securities;

●	the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;

●	we must deliver certain certificates and documents to the trustee; and

●	we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Your Approval

First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security or the terms of any sinking fund with respect to any security;

●	reduce any amounts due on a debt security;

●	reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;

●	adversely affect any right of repayment at the holder’s option;

●	change the place or currency of payment on a debt security (except as otherwise described in the prospectus or prospectus supplement);

●	impair your right to sue for payment;

●	adversely affect any right to convert or exchange a debt security in accordance with its terms;

●	modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;

●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;

●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;

●	modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and

●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and

●	if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by written consent.

The holders of a majority in principal amount of a series of debt securities issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;

●	for debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement; and

●	for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any affiliate of us or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “— Defeasance — Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieved covenant defeasance and your debt securities were subordinated as described under “— Indenture Provisions — Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, we must do the following:

●	we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;

●	we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit;

●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;

●	defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments;

●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and

●	satisfy the conditions for covenant defeasance contained in any supplemental indentures.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law or we obtain an IRS ruling, as described in the second bullet below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments.

●	we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit.

●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

●	defeasance must not result in a breach or violation of, or constitute a default under, the indenture or any of our other material agreements or instruments.

●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.

●	satisfy the conditions for full defeasance contained in any supplemental indentures.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “— Indenture Provisions — Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.

Form, Exchange and Transfer of Certificated Registered Securities

If registered debt securities cease to be issued in book-entry form, they will be issued:

●	only in fully registered certificated form;

●	without interest coupons; and

●	unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.

Holders may exchange their certificated securities for debt securities of smaller denominations or have them combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.

Holders may exchange or transfer their certificated securities at the office of the trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.

If we have designated additional transfer agents for your debt security, they will be named in the prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.

Resignation of Trustee

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Indenture Provisions — Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution received by the trustee in respect of such subordinated debt securities or by the holders of any such subordinated debt securities must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed, that we have designated as “Senior Indebtedness” for purposes of the indenture and in accordance with the terms of the indenture (including any indenture securities designated as Senior Indebtedness), and

●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other Indebtedness outstanding as of a recent date.

Secured Indebtedness and Ranking

Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any secured indebtedness, including any secured indenture securities, that we incur in the future to the extent of the value of the assets securing such future secured indebtedness. The debt securities, whether secured or unsecured, of the Company will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities.

In the event of our bankruptcy, liquidation, reorganization or other winding up, any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.

The Trustee under the Indenture

U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) will serve as the trustee under the indenture.

Certain Considerations Relating to Foreign Currencies

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

Long Term Debt, Title [Text Block]		DEBT SECURITIES
Long Term Debt, Structuring [Text Block]

Indenture Provisions — Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution received by the trustee in respect of such subordinated debt securities or by the holders of any such subordinated debt securities must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed, that we have designated as “Senior Indebtedness” for purposes of the indenture and in accordance with the terms of the indenture (including any indenture securities designated as Senior Indebtedness), and

●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other Indebtedness outstanding as of a recent date.

Long Term Debt, Dividends and Covenants [Text Block]

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following:

●	we do not pay the principal of, or any premium on, a debt security of the series within five days of its due date;

●	we do not pay interest on a debt security of the series within 30 days of its due date;

●	we do not deposit any sinking fund payment in respect of debt securities of the series within five days of its due date;

●	we remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25% of the principal amount of the outstanding debt securities of the series);

●	we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 90 days;

●	the series of debt securities has an asset coverage, as such term is defined in the 1940 Act, of less than 100 per centum on the last business day of each of twenty-four consecutive calendar months, giving effect to any exemptive relief granted to the Company by the SEC; or

●	any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest, or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.

Except in cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	you must give the trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;

●	the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer reasonable indemnity, security or both to the trustee against the costs, expenses and other liabilities of taking that action;

●	the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and

●	the holders of a majority in principal amount of the outstanding debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Waiver of Default

Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or

●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:

●	where we merge out of existence or sell substantially all our assets, the resulting entity or transferee must agree to be legally responsible for our obligations under the debt securities;

●	the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;

●	we must deliver certain certificates and documents to the trustee; and

●	we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Your Approval

First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security or the terms of any sinking fund with respect to any security;

●	reduce any amounts due on a debt security;

●	reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;

●	adversely affect any right of repayment at the holder’s option;

●	change the place or currency of payment on a debt security (except as otherwise described in the prospectus or prospectus supplement);

●	impair your right to sue for payment;

●	adversely affect any right to convert or exchange a debt security in accordance with its terms;

●	modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;

●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;

●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;

●	modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and

●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and

●	if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by written consent.

The holders of a majority in principal amount of a series of debt securities issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;

●	for debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement; and

●	for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any affiliate of us or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “— Defeasance — Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieved covenant defeasance and your debt securities were subordinated as described under “— Indenture Provisions — Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, we must do the following:

●	we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;

●	we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit;

●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;

●	defeasance must not result in a breach or violation of, or result in a default under, the indenture or any of our other material agreements or instruments;

●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and

●	satisfy the conditions for covenant defeasance contained in any supplemental indentures.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law or we obtain an IRS ruling, as described in the second bullet below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments.

●	we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit.

●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

●	defeasance must not result in a breach or violation of, or constitute a default under, the indenture or any of our other material agreements or instruments.

●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days.

●	satisfy the conditions for full defeasance contained in any supplemental indentures.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “— Indenture Provisions — Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding
Common stock	100,000,000	—	26,473,222

Outstanding Security, Authorized [Shares]					100,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]					26,473,222
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		Neostellar Capital Corp.
Entity Address, Address Line Two		640 Fifth Avenue
Entity Address, Address Line Three		12th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Mark D. Klein
6.50% Convertible Notes due 2029 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[13],[14]				$ 27,000,000			$ 27,000,000														$ 27,000,000
Senior Securities Coverage per Unit	[13],[15]				$ 6,664			$ 6,664														$ 6,664
Preferred Stock Liquidating Preference	[13],[16]
6.00% Notes due 2026 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14],[17]				$ 35,829,825			$ 35,829,825														$ 35,829,825
Senior Securities Coverage per Unit	[15],[17]				$ 6,664			$ 6,664														$ 6,664
Preferred Stock Liquidating Preference	[16],[17]
Senior Securities Average Market Value per Unit	[17],[18]																					$ 25.07
4.75% Convertible Senior Notes due 2023 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14],[19]
Senior Securities Coverage per Unit	[15],[19]
Preferred Stock Liquidating Preference	[16],[19]
5.25% Convertible Senior Notes due 2018 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14],[20]
Senior Securities Coverage per Unit	[15],[20]
Preferred Stock Liquidating Preference	[16],[20]
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[14]
Senior Securities Coverage per Unit	[15]
Preferred Stock Liquidating Preference	[16]
Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by our Board of Directors and declared by us out of assets legally available therefor.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		PREFERRED STOCK
Security Dividends [Text Block]		the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such series, as well as whether such dividends are participating or non-participating
Security Voting Rights [Text Block]		the voting powers, if any, of the holders of shares of such series
Security Liquidation Rights [Text Block]		the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs
Security Liabilities [Text Block]		any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding
Security Preemptive and Other Rights [Text Block]		any other relative powers, preferences and participating, optional or special rights of shares of such series, and the qualifications, limitations or restrictions thereof.
Preferred Stock Restrictions, Other [Text Block]		any conditions or restrictions on our ability to issue additional shares of such series or other securities
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]

General

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. We will not offer transferable subscription rights to our stockholders at a price equivalent to less than the then current net asset value per share of common stock, excluding underwriting commissions, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance and the common stock to be purchased in connection with the rights represents no more than one-third of our outstanding common stock at the time such rights are issued (i.e., the right to purchase one new share for a minimum of every three rights held). Our common stockholders will indirectly bear the expenses of such subscription rights offerings, regardless of whether our common stockholders exercise any subscription rights.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

●	the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);

●	the number of such subscription rights issued to each stockholder;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right we may have in connection with such subscription rights offering; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Dilutive Effects

Any stockholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of stockholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our then current net asset value per share, the rights offering may reduce our net asset value per share. The amount of dilution that a stockholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our stockholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

Warrants or Rights, Called Title		subscription rights
Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		WARRANTS
Other Security, Description [Text Block]

DESCRIPTION OF OUR WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants.

We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

●	the title of such warrants;

●	the aggregate number of such warrants;

●	the price or prices at which such warrants will be issued;

●	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;

●	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;

●	in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;

●	in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;

●	the date on which the right to exercise such warrants shall commence and the date on which such right will expire;

●	whether such warrants will be issued in registered form or bearer form;

●	if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;

●	if applicable, the date on and after which such warrants and the related securities will be separately transferable;

●	information with respect to book-entry procedures, if any;

●	the terms of the securities issuable upon exercise of the warrants;

●	if applicable, a discussion of certain U.S. federal income tax considerations; and

●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Each warrant will entitle the holder to purchase for cash such common stock or preferred stock at the exercise price or such principal amount of debt securities as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the warrants offered thereby. Warrants may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date set forth in the prospectus supplement. After the close of business on the expiration date, unexercised warrants will become void.

Upon receipt of payment and a warrant certificate properly completed and duly executed at the corporate trust office of the warrant agent or any other office indicated in the prospectus supplement, we will, as soon as practicable, forward the securities purchasable upon such exercise. If less than all of the warrants represented by such warrant certificate are exercised, a new warrant certificate will be issued for the remaining warrants. If we so indicate in the applicable prospectus supplement, holders of the warrants may surrender securities as all or part of the exercise price for warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends or other distributions, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our stockholders authorize the issuance of such warrants, and our Board of Directors approves such issuance on the basis that the issuance is in the best interests of the Company and its stockholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants at the time of issuance may not exceed 25% of our outstanding voting securities. As of the date of this prospectus, our stockholders have not authorized any issuance of warrants beyond those that would otherwise be permitted without stockholder approval under the 1940 Act.

Warrants or Rights, Called Title		warrants

[1]	In the event that our securities are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
[2]	Under the DRIP, we will pay the plan administrator’s fees. There will be no brokerage charges or other charges to stockholders who participate in the DRIP, except that if a participant elects, by his or its written or telephonic notice to the plan administrator in advance of termination, to have the plan administrator sell part or all of his, her, or its shares and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15 transaction fee plus brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan” in this prospectus. The expenses of our DRIP are included in “Other Expenses.”
[3]	In the event that we conduct an offering of our securities, a corresponding prospectus supplement will disclose the estimated offering expenses. Our common stockholders will bear, directly or indirectly, the expenses of any offering of our securities, including debt securities.
[4]	Net assets attributable to common stock reflects the Company’s net asset value. Our net assets totaled approximately $355.9 million, or $13.44 per share, as of June 30, 2026. The annual expense percentages shown in the table are presented as a percentage of the Company’s estimated average net assets attributable to common stock of approximately $376.1 million for the four quarters following June 30, 2026, other than the Base Management Fee, which is presented as a percentage of net assets as of June 30, 2026, as described in footnote (5).
[5]	The Base Management Fee is calculated at an annual rate of 1.75% of the Company’s gross assets, payable monthly in arrears. The percentage shown in the table is presented as a percentage of net assets attributable to common stock, estimated based on the Company’s gross assets of approximately $420.1 million and net assets of approximately $355.9 million, in each case as of June 30, 2026. Because the Base Management Fee is payable on gross assets rather than net assets, the percentage shown in the table exceeds the 1.75% annual contractual rate and would increase to the extent the Company incurs additional leverage. See “Management and Other Agreements — Management Fee.”
[6]	Interest payments on borrowed funds represents the Company’s estimated annual interest payments based on actual interest rate terms under its outstanding indebtedness. The amount shown reflects total interest of $1,470,534, consisting of interest expense recognized for the quarter ended June 30, 2026 on the 6.00% Notes due 2026 and the 6.50% Convertible Notes due 2029, together with amortization of deferred debt issuance costs, and a full quarter of coupon interest on the 6.50% redeemable promissory note issued in connection with the Magnetar Investment, annualized. The 6.50% redeemable promissory note was issued on July 16, 2026 and was therefore not outstanding as of June 30, 2026. This figure has not been adjusted to reflect the scheduled maturity of the 6.00% Notes due 2026 on December 30, 2026 or the scheduled maturity of the 6.50% redeemable promissory note issued in connection with the Magnetar Investment on July 16, 2029 and the resulting cessation of interest thereon, or reduced future interest payments on the 6.50% Convertible Notes due 2029 resulting from conversions.
[7]	The Incentive Fee consists of an Income-Based Fee and a Capital Gains Fee. No Incentive Fee is payable with respect to the Company’s Pre-Existing Investments. The Company has not made any Eligible Investments as of the date of this prospectus, and accordingly the Incentive Fee is estimated to be 0.00% for purposes of this table; this figure is a function of the composition of the Company’s portfolio as of June 30, 2026 and is not expected to remain at this level over the longer term. See “Management and Other Agreements — Incentive Fee.”
[8]	“Acquired fund fees and expenses” represent the estimated indirect fees and expenses attributable to our investments in other investment companies and private funds (including special purpose vehicles), presented in accordance with Item 3 of Form N-2. The amount shown is based on the total annual operating expenses of such investment companies, private funds and special purpose vehicles, consisting principally of the management fees charged by such vehicles at their stated annual rates, applied to our investments in such vehicles, based on historical amounts for the most recently completed fiscal periods of such vehicles or, where historical information was not available, on estimated amounts for the current fiscal year. No performance-based fees or incentive fees are included in the amount shown, because no recurring annual amount in respect of such fees was determinable as of June 30, 2026. The investment companies, private funds and special purpose vehicles in which we invest currently charge management fees of 1.0% to 1.8% per annum, where applicable, and performance-based fees of 10.0% to 22.5% of net profits or capital appreciation. Actual acquired fund fees and expenses may be substantially higher or lower than the amount shown, including because performance-based fees and incentive allocations, which are not included in the amount shown, are based on the performance of the applicable vehicle, which may fluctuate over time.
[9]	“Other expenses” are based upon estimated amounts for the current fiscal year, including expenses payable under the Administration Agreement. See “Management and Other Agreements — Administration Agreement.”
[10]	Calculated as the respective high or low close sales price divided by net asset value and subtracting 1.
[11]	NAV for the third fiscal quarter of 2026 has not yet been determined.
[12]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low close prices. The NAV per share figures shown are based on outstanding shares at the end of each period. Our most recently determined net asset value was approximately $355.9 million, or $13.44 per share, as of June 30, 2026.
[13]	The 6.50% Convertible Notes due 2029 were issued on August 14, 2024 in the amount of $25.0 million, on October 9, 2024 in the amount of $5.0 million, and on January 16, 2025 in the amount of an additional $5.0 million. During the three months ended June 30, 2026, the Company issued 1,092,504 shares of its common stock and paid cash in lieu of fractional shares upon the conversion of $8,000,000 in aggregate principal amount of the 6.50% Convertible Notes due 2029.
[14]	Total gross amount of each class of senior securities outstanding at the end of the period presented, before deduction of discount and debt issuance costs.
[15]	Asset coverage per unit for a class of senior securities is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
[16]	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for the types of senior securities representing indebtedness issued by the Company as of the stated time periods.
[17]	The 6.00% Notes due 2026 were issued on December 17, 2021. During the year ended December 31, 2024, 1,213,304 units of the 6.00% Notes due 2026 representing $30,332,600 in principal were repurchased. During the year ended December 31, 2025, 353,503 units of the 6.00% Notes due 2026 representing $8,837,575 in principal were repurchased.
[18]	Average market value per unit for the 6.00% Notes due 2026 is based on the average of the daily closing prices of the 6.00% Notes due 2026 on the Nasdaq Global Select Market during the six months ended June 30, 2026, and is expressed per $25 principal amount unit. “N/A” indicates that the applicable class of senior securities was not listed on a national securities exchange during the period presented.
[19]	For the year ended December 31, 2020, we issued 174,888 shares of our common stock and cash for fractional shares upon the conversion of $1,785,000 in aggregate principal amount of the 4.75% Convertible Senior Notes due 2023. The 4.75% Convertible Senior Notes due 2023 were repaid in full with interest on March 29, 2021.
[20]	The 5.25% Convertible Senior Notes due 2018 were repaid in full with interest on September 15, 2018.